Trading assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Trading assets and liabilities
end of	2012	2011

Trading assets (CHF million)

Debt securities	135,871	145,035

Equity securities [1]	74,895	66,904

Derivative instruments [2]	33,208	52,548

Other	12,425	15,066

Trading assets	256,399	279,553

Trading liabilities (CHF million)

Short positions	51,303	67,639

Derivative instruments [2]	39,513	60,121

Trading liabilities	90,816	127,760

1 Including convertible bonds. 2 Amounts shown net of cash collateral receivables and payables.

Cash collateral receivables and payables
Cash collateral on derivative instruments
end of	2012	2011

Cash collateral – netted (CHF million) [1]

Cash collateral paid	36,662	37,639

Cash collateral received	33,373	36,474

Cash collateral – not netted (CHF million) [2]

Cash collateral paid	10,904	15,809

Cash collateral received	12,224	11,934

1 Recorded as cash collateral netting on derivative instruments in Note 30 – Derivatives and hedging activities. 2 Recorded as cash collateral on derivative instruments in Note 22 – Other assets and other liabilities.

Bank
Trading assets and liabilities
end of	2012	2011

Trading assets (CHF million)

Debt securities	135,814	144,961

Equity securities [1]	74,945	66,986

Derivative instruments [2]	33,416	52,735

Other	12,427	15,066

Trading assets	256,602	279,748

Trading liabilities (CHF million)

Short positions	51,501	67,639

Derivative instruments [2]	39,590	60,170

Trading liabilities	91,091	127,809

1 Including convertible bonds. 2 Amounts shown net of cash collateral receivables and payables.

Cash collateral receivables and payables
Cash collateral on derivative instruments
end of	2012	2011

Cash collateral – netted (CHF million) [1]

Cash collateral paid	36,715	37,883

Cash collateral received	33,274	36,326

Cash collateral – not netted (CHF million) [2]

Cash collateral paid	10,904	15,812

Cash collateral received	12,224	11,933

1 Recorded as cash collateral netting on derivative instruments in Note 29 - Derivatives and hedging activities. 2 Recorded as cash collateral on derivative instruments in Note 21 - Other assets and other liabilities.